
                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

              Report of the Calendar Quarter Ending June 30, 2006

                     If amended report check here: ______

                   Name of Institutional Investment Manager:

           Appleton Partners, Inc.        S.E.C. File Number 28-6694

                               Business Address:

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
  45 Milk Street           Boston                 MA                  02109
      Street                City                 State                 Zip

  Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

            Douglas C. Chamberlain, President        (617) 338-0700

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
ATTENTION -   Intentional misstatements of omissions of facts constitute Federal
              Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 1st day of August 2006.

                                              Appleton Partners, Inc.
                                              (Name of Institutional Investment
                                              Mgr.)

                                              /s/ Douglas C. Chamberlain
                                              ----------------------------------
                                              By: Douglas C. Chamberlain


                             Form 13F Summary Page

Report Summary:

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
        Number of Other Included Managers:      None
        Form 13F Information Table Entry Total: 112
        Form 13F Information Table Value Total: 230,480,717 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No. Form 13F file number           Name
--- -----------------------------  -----------------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
30-Jun-06

                                                                                        Discretion          Authority
                                                                                       ------------ Voting -----------
                                                                            Investment Shared Other  Sole  Shared None
                                      Security             Market              Sole    ------ ----- ------ ------ ----
Security                                Type       Cusip   Value   Quantity    (A)      (B)    (C)   (A)    (B)   (C)
--------                            ------------ --------- ------- -------- ---------- ------ ----- ------ ------ ----
Master Group
------------
3M CO COM                           COMMON STOCK 88579Y101 3688766   45670      X                     X
ADOBE SYS INC COM                   COMMON STOCK 00724F101 1455762   47950      X                     X
ALTRIA GROUP INC COM                COMMON STOCK 02209S103  257005    3500      X                     X
AMERICAN EXPRESS CO COM             COMMON STOCK 025816109 3585910   67379      X                     X
AMETEK INC NEW COM                  COMMON STOCK 031100100 1843082   38900      X                     X
AMGEN INC COM                       COMMON STOCK 031162100 2428839   37235      X                     X
AMPHENOL CORP NEW CL A              COMMON STOCK 032095101 1602974   28645      X                     X
APACHE CORP COM                     COMMON STOCK 037411105  409500    6000      X                     X
APPLE COMPUTER INC COM              COMMON STOCK 037833100 2631556   45950      X                     X
APPLETON EQUITY GROWTH FUND         MUTUAL FUNDS 038042107 2837027  400145      X                     X
AT&T INC COM                        COMMON STOCK 00206R102  305953   10970      X                     X
ATLAS CONS MNG&DEV CP CL B          COMMON STOCK 049249303    3827   76533      X                     X
BAKER HUGHES INC COM                COMMON STOCK 057224107 8394127  102555      X                     X
BANK N S HALIFAX COM                COMMON STOCK 064149107  804858   20248      X                     X
BANK OF AMERICA CORP COM            COMMON STOCK 060505104 8490323  176514      X                     X
BORG WARNER INC COM                 COMMON STOCK 099724106 3375305   51848      X                     X
BP PLC SPONSORED ADR                COMMON STOCK 055622104 1311244   18837      X                     X
BRISTOL MYERS SQUIBB COM            COMMON STOCK 110122108  369539   14290      X                     X
BROADCOM CORP CL A                  COMMON STOCK 111320107 1640125   54076      X                     X
BURLINGTON NRTHN SANTA COM          COMMON STOCK 12189T104 3963292   50010      X                     X
CAREMARK RX INC COM                 COMMON STOCK 141705103  488726    9800      X                     X
CARLISLE COS INC COM                COMMON STOCK 142339100  404430    5100      X                     X
CATERPILLAR INC DEL COM             COMMON STOCK 149123101 6054479   81290      X                     X
CHEVRONTEXACO CORP COM              COMMON STOCK 166764100  635619   10242      X                     X
CISCO SYS INC COM                   COMMON STOCK 17275R102 1699735   87032      X                     X

CITIGROUP INC COM                   COMMON STOCK 172967101  4457914  92392 X       X
COCA COLA CO COM                    COMMON STOCK 191216100   981501  22815 X       X
COLGATE PALMOLIVE CO COM            COMMON STOCK 194162103   245530   4099 X       X
CONOCOPHILLIPS COM                  COMMON STOCK 20825C104   211138   3222 X       X
CORPORATE EXEC BRD CO COM           COMMON STOCK 21988R102   375750   3750 X       X
DISNEY WALT CO COM DISNEY           COMMON STOCK 254687106  4759650 158655 X       X
DU PONT E I DE NEMOURS COM          COMMON STOCK 263534109   380349   9143 X       X
E M C CORP MASS COM                 COMMON STOCK 268648102  2391625 218015 X       X
ECOLAB INC COM                      COMMON STOCK 278865100  2801440  69035 X       X
ENERGAS RES INC COM                 COMMON STOCK 29265E108     3020  20000 X       X
EXXON MOBIL CORP COM                COMMON STOCK 30231G102 12207224 198977 X       X
FEDERATED EQUITY FDS KAUFMANN CL A  MUTUAL FUNDS 314172677   249128  43251 X       X
FEDERATED EQUITY FDS MKT OPPOR FD A MUTUAL FUNDS 314172743  1081283  82289 X       X
FEDERATED INVS INC PA CL B          COMMON STOCK 314211103   365400  11600 X       X
FEDERATED STK TR SH BEN INT         MUTUAL FUNDS 313900102   619000  19589 X       X
FRANKLIN RES INC COM                COMMON STOCK 354613101   217025   2500 X       X
FREEPORT-MCMORAN COP&G CL B         COMMON STOCK 35671D857  2079260  37525 X       X
GARMIN LTD ORD                      COMMON STOCK G37260109   729645   6920 X       X
GENERAL ELEC CO COM                 COMMON STOCK 369604103  8976920 272358 X       X
HERSHEY FOODS CORP COM              COMMON STOCK 427866108  2080545  37780 X       X
HOME DEPOT INC COM                  COMMON STOCK 437076102   580764  16227 X       X
HONEYWELL INTL INC COM              COMMON STOCK 438516106  1155401  28670 X       X
HOST HOTELS&RESORTS COM             COMMON STOCK 44107P104   420823  19242 X       X
ILLINOIS TOOL WKS INC COM           COMMON STOCK 452308109   294500   6200 X       X
INGERSOLL-RAND COMPANY CL A         COMMON STOCK G4776G101  4166088  97384 X       X
INTEL CORP COM                      COMMON STOCK 458140100  2532985 133315 X       X
INTERNATIONAL BUS MACH COM          COMMON STOCK 459200101  2562254  33354 X       X
ISHARES TR GS NAT RES IDX           COMMON STOCK 464287374   448247   4505 X       X
ISHARES TR NASDQ BIO INDX           COMMON STOCK 464287556  1252257  17225 X       X
J P MORGAN CHASE & CO COM           COMMON STOCK 46625H100   381780   9090 X       X
JABIL CIRCUIT INC COM               COMMON STOCK 466313103  2988723 116747 X       X
JOHNSON & JOHNSON COM               COMMON STOCK 478160104  6314489 105382 X       X
JONES LANG LASALLE INC COM          COMMON STOCK 48020Q107  4792487  54740 X       X
JOY GLOBAL INC COM                  COMMON STOCK 481165108  2052190  39397 X       X
KELLOGG CO COM                      COMMON STOCK 487836108  1465347  30257 X       X
LABORATORY AMER HLDGS COM NEW       COMMON STOCK 50540R409  1363770  21915 X       X
LOWES COS INC COM                   COMMON STOCK 548661107   464429   7655 X       X

MAXIM INTEGRATED PRODS COM          COMMON STOCK 57772K101  288990   9000 X       X
MEDTRONIC INC COM                   COMMON STOCK 585055106  542724  11567 X       X
MERRILL LYNCH & CO INC COM          COMMON STOCK 590188108 2543322  36563 X       X
METLIFE INC COM                     COMMON STOCK 59156R108 5952650 116240 X       X
MFS SER TR I NEW DISCV CL A         MUTUAL FUNDS 552983553  413700  23708 X       X
MFS SER TR V INTL NEW DIS A         MUTUAL FUNDS 552981888  373127  14530 X       X
MICROSOFT CORP COM                  COMMON STOCK 594918104 3839211 164773 X       X
MORGAN STANLEY COM NEW              COMMON STOCK 617446448  258466   4089 X       X
NIKE INC CL B                       COMMON STOCK 654106103  261225   3225 X       X
NOKIA CORP SPONSORED ADR            COMMON STOCK 654902204 2625899 129610 X       X
NORDSTROM INC COM                   COMMON STOCK 655664100  385987  10575 X       X
NORTH STAR DIAMONDS COM             COMMON STOCK 662566108     500 100000 X       X
NORTHERN TR CORP COM                COMMON STOCK 665859104  364980   6600 X       X
OMNICOM GROUP INC COM               COMMON STOCK 681919106  948808  10650 X       X
ORACLE CORP COM                     COMMON STOCK 68389X105  148015  10215 X       X
PEOPLES BK BRIDGEPORT COM           COMMON STOCK 710198102  416374  12675 X       X
PEOPLES S&P MIDCAP IDX COM          MUTUAL FUNDS 712223106  240721   8278 X       X
PEPSICO INC COM                     COMMON STOCK 713448108 5772966  96152 X       X
PFIZER INC COM                      COMMON STOCK 717081103  338085  14405 X       X
PPG INDS INC COM                    COMMON STOCK 693506107  223014   3379 X       X
PRAXAIR INC COM                     COMMON STOCK 74005P104 5414958 100277 X       X
PRECISION CASTPARTS CP COM          COMMON STOCK 740189105 2434324  40735 X       X
PROCTER & GAMBLE CO COM             COMMON STOCK 742718109 7804461 140368 X       X
QUALCOMM INC COM                    COMMON STOCK 747525103 2608557  65100 X       X
QUEST DIAGNOSTICS INC COM           COMMON STOCK 74834L100 4028002  67223 X       X
ROYAL DUTCH SHELL PLC SPON ADR B    COMMON STOCK 780259107  556514   7965 X       X
ROYAL DUTCH SHELL PLC SPONS ADR A   COMMON STOCK 780259206  431485   6442 X       X
SATYAM COMP SRVCS LTD ADR           COMMON STOCK 804098101 2919634  88100 X       X
SCHEIN HENRY INC COM                COMMON STOCK 806407102 4610662  98666 X       X
SCHLUMBERGER LTD COM                COMMON STOCK 806857108 3537101  54325 X       X
SCOTTS MIRACLE GRO CO               COMMON STOCK 810186106 2205676  52119 X       X
SMITH INTL INC COM                  COMMON STOCK 832110100 1061721  23875 X       X
STANLEY WKS COM                     COMMON STOCK 854616109  620943  13150 X       X
STARWOOD HOTELS&RESORT COM          COMMON STOCK 85590A401 1916398  31760 X       X
STATE STR CORP COM                  COMMON STOCK 857477103  900860  15508 X       X
TARGET CORP COM                     COMMON STOCK 87612E106 1693101  34645 X       X
TRIBUNE CO NEW COM                  COMMON STOCK 896047107  986067  30406 X       X

UNITED TECHNOLOGIES CP COM          COMMON STOCK 913017109   1274742  20100 X       X
UNITEDHEALTH GROUP INC COM          COMMON STOCK 91324P102   2480409  55391 X       X
VALERO ENERGY CORP NEW COM          COMMON STOCK 91913Y100   1046027  15725 X       X
VCA ANTECH INC COM                  COMMON STOCK 918194101   3529223 110530 X       X
VERIZON COMMUNICATIONS COM          COMMON STOCK 92343V104   1675907  50042 X       X
WACHOVIA CORP 2ND NEW COM           COMMON STOCK 929903102    397434   7349 X       X
WAL MART STORES INC COM             COMMON STOCK 931142103    274280   5694 X       X
WALGREEN CO COM                     COMMON STOCK 931422109    772369  17225 X       X
WEATHERFORD INTL LTD COM            COMMON STOCK G95089101    963372  19415 X       X
WELLS FARGO & CO NEW COM            COMMON STOCK 949746101   5243241  78164 X       X
WHOLE FOODS MKT INC COM             COMMON STOCK 966837106   4823760  74625 X       X
WYETH COM                           COMMON STOCK 983024100    251671   5667 X       X
ZIMMER HLDGS INC COM                COMMON STOCK 98956P102    947167  16699 X       X
                                                           ---------
                                                           230480717
                                                           ---------
TOTAL PORTFOLIO                                            230480717
                                                           =========